Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation

(12)    Stock-Based Compensation

We use the Black-Scholes options pricing model to estimate the fair value of our stock-based awards. This model incorporates various assumptions including expected volatility, expected term, risk-free interest rates and expected dividend yields. The following weighted-average assumptions were used for each respective period to calculate our stock-based compensation for each stock option grant:

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Stock Options:
Expected volatility	69% - 75%	65%	50% - 69%	57% - 67%	56% - 69%	50% - 69%	54% - 57%
Expected term (in years)	5.62	6.02	6.05	6.04	5.75	5.83	6.05
Risk-free interest rate	1.48% - 3.77%	2.57% - 3.04%	1.43% - 2.96%	1.43% - 2.96%	0% - 1.92%	0.00% - 3.03%	0.87% - 1.18%
Dividend yield	—%	—%	—%	—%	—%	—%	—%

The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the Employee Stock Purchase Plan (ESPP), which became effective on June 28, 2012:

Nine Months Ended, September 30, 2012
(Unaudited)
ESPP:
Expected volatility	42%
Expected term (in years)	.58
Risk-free interest rate	0.16%
Dividend yield	—%

Expected volatility. We use the historic volatility of publicly traded peer companies as an estimate for expected volatility. In considering peer companies, characteristics such as industry, stage of development, size and financial leverage are considered. We intend to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of our own common stock share price becomes available.

Expected term. We estimate the expected term using the simplified method due to the lack of historical exercise activity for our company. The simplified method calculates the expected term as the mid-point between the vesting date and the contractual expiration date of the award.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the stock-based award.

Expected dividend yield. Our expected dividend yield is zero, as we have not and do not currently intend to declare dividends in the foreseeable future.

Expected forfeiture rate. We consider our pre-vesting forfeiture history to determine our expected forfeiture rate.

Fair value of common stock. Prior to our initial public offering, the fair value of our common stock was determined by our board of directors, which intended all options granted to be exercisable at a price per share not less than the per share fair value of the common stock underlying those options on the date of grant. The valuations of our common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The assumptions used in the valuation model are based on future expectations combined with management judgment.

Prior to March 2010, values for our shares of common stock were determined using an option pricing method. Estimates of the volatility were based on available information on the volatility of common stock of comparable, publicly traded companies. The common stock valuations were based on the discounted cash flow method, or DCF, under the income approach and the comparable company method and the recent transaction method under the market-based approach, which we used to estimate the total value of our company. The DCF method estimates enterprise value based on the estimated present value of future net cash flows the business is expected to generate over a forecasted period and an estimate of the present value of cash flows beyond that period, which is referred to as terminal value. The estimated present value is calculated using a discount rate known as the weighted-average cost of capital, which accounts for the time value of money and the appropriate degree of risks inherent in the business. The market-based approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. These multiples are then applied to our financial metrics to derive a range of indicated values. If different estimates and assumptions had been used, the valuations could have been different.

Since March 2010, we utilized the probability weighted expected return method, or PWERM, approach to allocate value to our common shares. The PWERM approach employs various market approach and income approach calculations depending upon the likelihood of various liquidation scenarios. For each of the various scenarios, an equity value is estimated and the rights and preferences for each stockholder class are considered to allocate the equity value to common shares. The common share value is then multiplied by a discount factor reflecting the calculated discount rate and the timing of the event. Lastly, the common share value is multiplied by an estimated probability for each scenario. The probability and timing of each scenario was based upon discussions between our board of directors and our management team. Under the PWERM, the value of our common stock was based upon four possible future events for our company: an IPO; a strategic merger or sale; remaining a private company; and dissolution.

For stock options granted subsequent to our initial public offering, our board of directors determined the fair value based on the closing price of our common stock as reported on the New York Stock Exchange on the date of grant.